Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 102,587	$ 100,655
Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	84,434	82,474
Orbital Slots [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	11,702	11,702
Trade Name [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 6,451	$ 6,479